Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Interim Financial Information
Interim Financial Information
The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and the rules and regulations of the United States Securities and Exchange Commission (“SEC”) for interim financial information. Accordingly, the interim financial statements do not include all of the information and footnotes required by generally accepted accounting principles for annual financial statements and should be read in conjunction with the Company’s audited consolidated financial statements for the year ended December 31, 2022 and the related notes, as included in SAM’s Registration Statement.. The information herein reflects all material adjustments, including normal recurring adjustments, which are, in the opinion of management, necessary for a fair statement of the results for the period presented. The results for the six months ended June 30, 2023 are not necessarily indicative of the results to be expected for the year ending December 31, 2023.
There have been no material changes in significant accounting policies during the six months ended June 30, 2023 from those disclosed in the notes to the Company’s consolidated financial statements for the year ended December 31, 2022.

Basis of Presentation and Principles of Consolidation
Basis of Presentation and Principles of Consolidation
The condensed consolidated financial statements include the assets, liabilities, and operating results of Surf Air. All intercompany balances and transactions have been eliminated in consolidation.

Basis of Presentation and Principles of Consolidation
The consolidated financial statements of the Company are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The consolidated financial statements include the assets, liabilities and operating results of Surf Air. All intercompany balances and transactions have been eliminated in consolidation. Other than net loss, the Company does not have any other elements of comprehensive income or loss for the periods presented.

Use of Estimates
Use of Estimates
The preparation of the condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the condensed consolidated financial statements, and the reported amounts of income and expense during the reporting period.
On an ongoing basis, the Company evaluates its estimates using historical experience and other factors including the current economic and regulatory environment as well as management’s judgment. Items subject to such estimates and assumptions include: revenue recognition and related allowances, valuation allowance on deferred tax assets, certain accrued liabilities, useful lives and recoverability of long-lived assets, fair value of assets acquired and liabilities assumed in acquisitions, legal contingencies, assumptions underlying convertible notes and convertible securities carried at fair value and share-based compensation. These estimates may change as new events occur and additional information is obtained and such changes are recognized in the condensed consolidated financial statements as soon as they become known. Actual results could differ from those estimates, and any such differences may be material to the Company’s condensed consolidated financial statements.

Use of Estimates
The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of income and expense during the reporting period.
On an ongoing basis, the Company evaluates its estimates using historical experience and other factors including the current economic and regulatory environment as well as management’s judgment. Items subject to such estimates and assumptions include: revenue recognition and related allowances, valuation allowance on deferred tax assets, certain accrued liabilities, useful lives and recoverability of long-lived assets, fair value of assets acquired and liabilities assumed in acquisitions, legal contingencies, assumptions underlying convertible notes and convertible securities carried at fair value and share-based compensation. These estimates may change as new events occur and additional information is obtained a
n
d such changes are recognized in the consolidated financial statements as soon as they become known. Actual results could differ from those estimates, and any such differences may be material to the Company’s consolidated financial statements.

Deferred Revenue
Deferred Revenue
The Company records deferred revenue (contract liabilities) when the Company receives customer payments in advance of the performance obligations being satisfied on the Company’s contracts. The Company generally collects payments from customers in advance of services being provided. The Company recognizes deferred revenue as revenue when it meets the applicable revenue recognition criteria, which is usually either over the contract term, or when services have been provided. Accordingly, deferred revenue is classified within current liabilities in the accompanying Condensed Consolidated Balance Sheets.
During the three and six months ended June 30, 2023, the Company recognized revenue of $2.2 million and $4.6 million, respectively, out of the beginning of the period deferred revenue balance. During the three and six months ended June 30, 2022, the Company recognized revenue of $0.8 million and $2.2 million, respectively, out of the beginning of the period deferred revenue balance.
The long term performance obligations for contractually committed revenues, all of which is related to charter revenue, is recorded in Other long term liabilities as of June 30, 2023, and December 31, 2022 in the amount of $2.1 million and $1.8 million, respectively.

Deferred Revenue
The Company records deferred revenue (contract liabilities) when the Company receives customer payments in advance of the performance obligations being satisfied on the Company’s contracts. The Company generally collects payments from customers in advance of services being provided. The Company recognizes the deferred revenue as revenue when it meets the applicable revenue recognition criteria, which is usually either over the contract term, or when services have been provided. Accordingly, deferred revenue is classified within current liabilities in the accompanying Consolidated Balance Sheets.
During the years ended December 31, 2022 and 2021, the Company recognized revenue of $3.9 million and $2.4 million, respectively, out of the beginning of year deferred revenue balance.

The long-term performance obligations for contractually committed revenues, all of which is related to charter revenue, is recorded in Other long-term liabilities as of December 31, 2022 in the amount of $1.8 million.
Revenue Recognition
Revenue Recognition
The Company determines the amount of revenue to be recognized in accordance with ASC 606,
Revenue from Contracts with Customers
, through application of the following steps:

(1)	Identification of the contract, or contracts, with a customer;

(2)	Identification of the performance obligations in the contract;

(3)	Determination of the transaction price;

(4)	Allocation of the transaction price to the performance obligations in the contract; and

(5)	Recognition of revenue when or as the Company satisfies the performance obligations.
Revenues are recognized when control of the promised goods or services are transferred to a customer in an amount that reflects the consideration that the Company is entitled to in exchange for those services. The Company’s revenue is reported net of discounts and incentives. The Company generally does not issue refunds for flights unless there is a failure to meet its service obligations.
Scheduled Revenue
Scheduled revenue is derived from membership subscriptions, principally relating to two main categories of membership subscriptions:
All-You-Can-Fly
(“AYCF”) and
Pay-As-You-Fly
(“PAYF”).
AYCF membership subscriptions allow members to book scheduled flights as needed over the contract term, typically of one month. Customers benefit from the services evenly throughout the service period and the timing of when customers book flights under AYCF is not predictable. AYCF membership fees are billed to the member on a monthly basis in advance. The Company recognizes the membership subscription revenue on a month-to-month
basis. The Company has determined the AYCF membership represents a performance obligation. Revenue derived from AYCF memberships during the years ended December 31, 2022 and 2021 amounted to $2.3 million and $2.9 million, respectively.
The Company also offers PAYF memberships to members. The members pay an annual membership fee, which enables the member to purchase single use vouchers for travel on Company’s scheduled routes. Vouchers are sold in a package and generally expire twelve months after the purchase date. Vouchers are nonrefundable, not exchangeable for cash and may not be used for other Company services. The Company recognizes the upfront annual membership fee as well as amounts paid by members for the purchase of vouchers based on usage or expiration, where applicable, of the vouchers. The Company has determined the PAYF membership and vouchers to represent a single performance obligation. Revenue derived from PAYF memberships and vouchers during the years ended December 31, 2022 and 2021 amounted to $2.0 million and $1.9 million, respectively.
On-Demand
Revenues
The Company offers
on-demand
service
(“On-Demand”)
whereby a customer specifies the route and aircraft for the desired flight. The Company has determined the provision of charter flights or a single seat on third party scheduled flight to be a separate performance obligation. Revenue is recognized at a point in time once the charter flight or third party scheduled flight is completed. Revenue derived from charter flights was $15.7 million and $
6.1
 million during the years ended December 31, 2022 and 2021, respectively. Revenue derived from single seat sales on third party scheduled flights was $
0.2
 million and $
0.3
 million during the years ended December 31, 2022 and 2021, respectively.
Disaggregated Revenue

	Year Ended December 31

	2022	2021
On-Demand	$15,950	$6,445
Scheduled	4,324	5,353

Total revenue	$20,274	$11,798

Principal vs Agent
The Company utilizes FAA certified independent third-party air carriers in the performance of its charter flights on Surf
A
ir aircraft or on aircraft operated by those air carriers. The Company evaluates whether it is a principal or an agent in contracts involving more than one party by assessing whether it controls the flight services before they are transferred to its customers.
The Company acts as the principal when it controls the services by directing third-party air carriers to provide services to customers on its behalf. The Company controls the services when it is primarily responsible for fulfilment of the flight services obligation to the customer and has pricing discretion. In these arrangements, revenue recognized is the gross amount of the contract consideration paid by customers. When the Company is not primarily responsible for the fulfilment of the flight services, it acts as an agent and therefore recognized revenue is net of amounts paid to third-party air carriers and operators that provide the services. All charter revenue was recognized on a gross basis in 2022 and the majority of the charter revenue was recognized on a gross basis in 2021.
Transaction Price
Surf Air’s payment terms generally include advance payment requirements through the use of a credit card. The time between a customer’s payment, the receipt of funds and the satisfaction of performance obligation is not significant. The Company’s contracts with customers do not result in significant obligations associated with returns, refunds, or warranties. The Company’s fees for services are generally fixed and do not include variable consideration.

Recent Accounting Pronouncements
Recent Accounting Pronouncements
Adopted
In October 2021, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Topic
(“ASU”) 2021-08,
Business Combinations (Topic
 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers, which requires an acquirer in a business combination to recognize and measure contract assets and contract liabilities (deferred revenue) from acquired contracts using the revenue recognition guidance in ASC 606. Under this “ASC 606 approach”, the acquirer applies the revenue model as if it had originated the contracts. This is a departure from the current requirement to measure contract assets and contract liabilities at fair value. Under current practice, measuring deferred revenue at fair value typically results in a reduction to the deferred revenue balance the acquiree had recorded before the acquisition. The reduction causes the acquirer to recognize less revenue than the acquiree would have absent an acquisition. The amendments in this ASU are applied to business combinations occurring on or after the effective date of the amendments. The amendments in this ASU are effective for fiscal years beginning after December 15, 2022, including interim periods for public entities and for fiscal years beginning after December 15, 2023, including interim periods for nonpublic entities. The Company early adopted
ASU 2021-08
as of January 1, 2023, and will apply this guidance to any acquisitions after the date of adoption.
In June 2016, the FASB issued
ASU 2016-13,
Measurement of Credit Losses on Financial Instruments
(“ASU 2016-13”).
This new credit losses standard changes the accounting for credit losses for certain instruments. The new measurement approach is based on expected losses, commonly referred to as the current expected credit loss (“CECL”) model, which is utilized to estimate lifetime “expected credit losses” and record an allowance that, when deducted from the amortized cost basis of the financial asset, presents the net amount expected to be collected on the financial asset. The CECL model is expected to result in more timely recognition of credit losses and applies to financial assets including loans, held-to-maturity
debt securities, net investment in leases, and reinsurance and trade receivables, as well as certain off-balance
sheet credit exposures, such as loan commitments. The standard also changes the impairment model for available-for-sale
debt securities. In November 2019, the FASB issued
ASU 2019-10,
Financial Instruments
 —
 Credit Losses (Topic
 326), Derivatives and Hedging (Topic
 815), and Leases (Topic
 842)
, which updated the effective date of this credit loss standard to fiscal years beginning after December 15, 2022 for nonpublic entities, including interim periods within those fiscal years. The Company adopted
ASU 2016-13
as of January 1, 2023, and the guidance did not have a material impact on the Company’s condensed consolidated financial statements and related disclosures.
In September 2022, the FASB issued ASU
No. 2022-04,
Liabilities
 —
 Disclosure of Supplier Finance Program Obligations
(Topic 425). This ASU creates a disclosure framework by which buyers in a supplier finance program will be required to disclose significant qualitative and quantitative information to allow a user of financial statements to understand the program’s nature and potential magnitude. The new standard is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2022. The Company adopted
ASU 2022-04
as of January 1, 2023, and assessed that the guidance does not have a material impact on the Company’s condensed consolidated financial statements and related disclosures.

Recent Accounting Pronouncements
Adopted
In February 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update
(“ASU”) 2016-02,
Leases
(ASC 842).
ASU 2016-02
outlines a comprehensive lease accounting model. The new guidance requires lessees to recognize lease liabilities and corresponding right-of-use
assets for all leases with lease terms of greater than 12 months. It also changes the definition of a lease and expands the disclosure requirements of lease arrangements.
The Company adopted
ASU 2016-02
effective January 1, 2022 using the modified retrospective transition method. Upon adoption, there was an increase in total assets and total liabilities in the Consolidated Balance Sheet due to the recognition of right-of-use
assets of $0.8 million and lease liabilities of $0.8 million for the Company’s leases.
In December 2019, the FASB issued “
Income Taxes (Topic
 740): Simplifying the Accounting for Income Taxes
(“ASU 2019-12”)”,
which simplifies various aspects related to the accounting for income taxes.
ASU 2019-12
removes certain exceptions to the general principles of ASC 740 and clarifies and amends existing guidance to improve consistent application. The Company adopted
ASU 2019-12
as of January 1, 2022, and the guidance did not have a material impact on the Company’s consolidated financial statements and related disclosures.
In October 2021, the FASB issued
ASU 2021-08,
Business Combinations (Topic
 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers, which requires an acquirer in a business combination to recognize and measure contract assets and contract liabilities (deferred revenue) from acquired contracts using the revenue recognition guidance in ASC 606. Under this “ASC 606 approach”, the acquirer applies the revenue model as if it had originated the contracts. This is a departure from the current requirement to measure contract assets and contract liabilities at fair value. Under current practice, measuring deferred revenue at fair value typically results in a reduction to the deferred revenue balance the acquiree had recorded before the acquisition. The reduction causes the acquirer to recognize less revenue than the acquiree would have absent an acquisition. The amendments in this ASU are applied to business combinations occurring on or after the effective date of the amendments. The amendments in this ASU are effective for fiscal years beginning after December 15, 2022, including interim periods for public entities and for fiscal years beginning after December 15, 2023, including interim periods for nonpublic entities. The Company believes the adoption of this ASU will not have an impact on the Company’s consolidated financial statements.

Concentration of Risk
Concentration of Risk
The financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash and accounts receivable. All of the Company’s cash deposits are held at financial institutions that management believes to be of high credit quality. The Company’s cash deposit accounts may exceed federally insured limits at times. The Company has not experienced any losses on cash deposits to date. As of December 31, 2022 and 2021, the Company’s accounts receivable balance is primarily comprised of pending transactions with credit card processors. For the years ended December 31, 2022 and 2021, no
individual customer accounted for 10% or more of the Company’s revenues.

Cash and Restricted Cash
Cash and Restricted Cash
Cash and restricted cash consists of cash on hand held in commercial bank accounts. The Company classifies all cash with use limited by contractual provisions as restricted cash. As of December 31, 2022 and 2021 the Company had restricted cash of $0.9 million and $0.8 million, respectively, consisting of collateral against a corporate credit card. The Company has classified the restricted cash as long term, which represents the expected lapse of the restriction.

Accounts Receivable and Allowance for Doubtful Accounts
Accounts Receivable and Allowance for Doubtful Accounts
Accounts receivable primarily represents pending transactions with credit card processors. Accounts receivable is initially recorded at the original invoiced amount. A receivable is considered past due if the Company has not received payments based on agreed-upon terms. Allowances for doubtful accounts are established for the difference between the carrying amount and the estimated recoverable amount. Accounts receivable are written off when the balances are not considered to be recoverable. Write offs are recorded against previously established allowance for doubtful accounts. As of December 31, 2022 and 2021, the Company’s accounts receivable net of allowance for doubtful accounts was $0.2 million and $0.01 million, respectively.

Property and Equipment
Property and Equipment
Property and equipment are stated at cost less accumulated depreciation. The Company capitalizes expenditures for software developed or obtained for internal use. These costs include personnel and related employee benefits expenses for employees who are directly associated with and who devote time to software development projects, and external direct costs of consultants and materials for developing the software. Software development costs that do not qualify for capitalization as well as costs related to minor upgrades and enhancements are expensed as incurred and recorded in the Consolidated Statements of Operations.
Purchases of property and equipment, major additions and modifications are capitalized. Maintenance and repairs are expensed as incurred. Depreciation is calculated using the straight-line method over the estimated useful lives of the related assets, or, in the case of leasehold improvements, over the term of the lease or economic life, whichever is shorter as follows:

Assets	Depreciable Life
Furniture and fixtures	5 years
Equipment and vehicle	3 years and 5 years
Internal use software	3 years
Leasehold improvements	Shorter of the estimated lease term or 5 years
Depreciation of property and equipment is included within Depreciation and amortization on the Consolidated Statements of Operations. When assets are retired or otherwise disposed of, the cost and accumulated depreciation are removed from the accounts and any gain or loss is included in the Consolidated Statements of Operations.

Intangible Assets
Intangible Assets
Intangible assets consist primarily of trademarks and software acquired in an asset acquisition. The Company capitalizes expenditures for major software purchases.
The Company amortizes finite-lived intangible assets on a straight-line basis over their estimated u
s
eful lives, which range from
two
to
five
 years. The straight-line recognition method approximates the manner in which the expected benefits will be derived.

Business Combinations and Asset Acquisitions
Business Combinations and Asset Acquisitions
The Company applies a screen test to evaluate if substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets to determine whether a transaction should be accounted for as an asset acquisition or business combination. If the gross assets are not concentrated in a single asset or group of similar assets, then the Company determines if the set of assets acquired represents a business. A business is an integrated set of activities and assets capable of being conducted and managed for the purpose of providing a return. Depending on the nature of the acquisition, judgment may be required to determine if the set of assets acquired is a business combination or not.
The Company accounts for business combinations under the acquisition method of accounting, which requires that the assets acquired, and the liabilities assumed be recorded at the date of acquisition at their respective fair value and that direct costs of acquisitions be expensed as they are incurred. The excess purchase price over the estimated fair values of the net assets acquired is recorded as goodwill.
In an asset acquisition, goodwill is not recognized, but rather, any excess purchase consideration over the fair value of the net assets acquired is allocated on a relative fair value basis to the identifiable net assets as of the acquisition date and any direct acquisition-related transaction costs are capitalized as part of the purchase consideration.

Impairment of Long-Lived Assets
Impairment of Long-Lived Assets
Long-lived assets such as property and equipment, finite-lived intangible assets, and right of use assets are reviewed for impairment, whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. Events or changes in circumstances that may indicate that an asset is impaired include significant decreases in the market value of an asset, significant underperformance relative to expected historical or projected future results of operations, a change in the extent or manner in which an asset is utilized, significant decline in the estimated fair value of the overall Company for a sustained period, shifts in technology, loss of key management or personnel, changes in the Company’s operating model or strategy and competitive forces. During 2022 and 2021, the Company determined there were no
events or circumstances that would indicate the carrying value of the assets are not recoverable. Accordingly, no impairment charges were recorded during the years ended December 31, 2022 and 2021.
The carrying amount of a long-lived asset is not recoverable if it exceeds the sum of the undiscounted future cash flows expected to result from the use and eventual disposition of the asset. The Company performs impairment testing at the asset group level that represents the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities. The amount of impairment loss, if any, is measured as the difference between the carrying value of the asset and its estimated fair value. Fair value is determined through various valuation techniques, including discounted cash flow models, quoted market values, and third-party independent appraisals, as appropriate.

Scheduled Revenue
Scheduled Revenue
Scheduled revenue is derived from membership subscriptions, principally relating to two main categories of membership subscriptions:
All-You-Can-Fly
(“AYCF”) and
Pay-As-You-Fly
(“PAYF”).
AYCF membership subscriptions allow members to book scheduled flights as needed over the contract term, typically of one month. Customers benefit from the services evenly throughout the service period and the timing of when customers book flights under AYCF is not predictable. AYCF membership fees are billed to the member on a monthly basis in advance. The Company recognizes the membership subscription revenue on a month-to-month
basis. The Company has determined the AYCF membership represents a performance obligation. Revenue derived from AYCF memberships during the years ended December 31, 2022 and 2021 amounted to $2.3 million and $2.9 million, respectively.
The Company also offers PAYF memberships to members. The members pay an annual membership fee, which enables the member to purchase single use vouchers for travel on Company’s scheduled routes. Vouchers are sold in a package and generally expire twelve months after the purchase date. Vouchers are nonrefundable, not exchangeable for cash and may not be used for other Company services. The Company recognizes the upfront annual membership fee as well as amounts paid by members for the purchase of vouchers based on usage or expiration, where applicable, of the vouchers. The Company has determined the PAYF membership and vouchers to represent a single performance obligation. Revenue derived from PAYF memberships and vouchers during the years ended December 31, 2022 and 2021 amounted to $2.0 million and $1.9 million, respectively.

On-Demand Revenues
On-Demand
Revenues
The Company offers
on-demand
service
(“On-Demand”)
whereby a customer specifies the route and aircraft for the desired flight. The Company has determined the provision of charter flights or a single seat on third party scheduled flight to be a separate performance obligation. Revenue is recognized at a point in time once the charter flight or third party scheduled flight is completed. Revenue derived from charter flights was $15.7 million and $
6.1
 million during the years ended December 31, 2022 and 2021, respectively. Revenue derived from single seat sales on third party scheduled flights was $
0.2
 million and $
0.3
 million during the years ended December 31, 2022 and 2021, respectively.

Disaggregated Revenue	Disaggregated Revenue

	Year Ended December 31

	2022	2021
On-Demand	$15,950	$6,445
Scheduled	4,324	5,353

Total revenue	$20,274	$11,798

Principal vs Agent
Principal vs Agent
The Company utilizes FAA certified independent third-party air carriers in the performance of its charter flights on Surf
A
ir aircraft or on aircraft operated by those air carriers. The Company evaluates whether it is a principal or an agent in contracts involving more than one party by assessing whether it controls the flight services before they are transferred to its customers.
The Company acts as the principal when it controls the services by directing third-party air carriers to provide services to customers on its behalf. The Company controls the services when it is primarily responsible for fulfilment of the flight services obligation to the customer and has pricing discretion. In these arrangements, revenue recognized is the gross amount of the contract consideration paid by customers. When the Company is not primarily responsible for the fulfilment of the flight services, it acts as an agent and therefore recognized revenue is net of amounts paid to third-party air carriers and operators that provide the services. All charter revenue was recognized on a gross basis in 2022 and the majority of the charter revenue was recognized on a gross basis in 2021.

Transaction Price
Transaction Price
Surf Air’s payment terms generally include advance payment requirements through the use of a credit card. The time between a customer’s payment, the receipt of funds and the satisfaction of performance obligation is not significant. The Company’s contracts with customers do not result in significant obligations associated with returns, refunds, or warranties. The Company’s fees for services are generally fixed and do not include variable consideration.

Leases
Leases
The Company currently leases aircraft and space in aircraft hangars, as well as its corporate headquarters facility under operating lease agreements. Aircraft lease terms approximate 3 years with no renewal periods, whereas leased facilities have lease terms ranging from month-to-month
to five years. The Company expects that as these leases expire, these will be renewed or replaced by other leases in the normal course of business.
In 2021, lease expense was recognized on a straight-line basis as rent expense in the accompanying Consolidated Statements of Operations, in accordance with Accounting Standards Codification (“ASC”) 840, Leases. Leases containing tenant improvement allowances, rent holidays, and/or rent escalation clauses were recognized as deferred rent which is the difference between the amount charged to rent expense and the rent paid. Deferred rent is amortized over the noncancellable lease term.
In 2022, with the adoption of ASC 842, Leases the Company analyzed contract arrangements at inception to determine the existence of a lease.
Right-of-use
assets (“ROUAs”) represent the right to use the underlying asset and lease liabilities represent the obligation to make lease payments for the lease term. Operating lease ROUAs and lease liabilities are recognized at the commencement date based on the present value of lease payments over the lease term. As none of the Company’s leases provide an implicit rate, the Company uses its incremental borrowing rate based on the appropriate term and information available at the commencement date in determining the present value of lease payments. The lease term may include options to extend the lease when it is reasonably certain that the option will be exercised. ROUAs and operating lease liabilities, except for leases with a term of 12 months or less, are reported on the Consolidated Balance Sheet. Lease expense is recognized on a straight-line basis over the lease term.

Operating Expenses
Operating Expenses
Cost of Revenue
Cost of revenue consists of costs that are directly related to delivering the Company’s services and certain facility costs. Delivery of the Company’s services primarily comprise fees paid to third-party air carriers for operating aircraft in providing flight services and platform infrastructure costs. Cost of revenue also includes facility costs representing leases and operating costs for stations throughout the service network and all personnel related costs for member services and ground concierge staff. Personnel related costs primarily include salary and bonus. Cost of revenue excludes depreciation on property and equipment and amortization of finite-lived intangible assets.
Sales and Marketing
Sales and marketing expense consists primarily of personnel related and other costs in connection with the Company’s sales and marketing efforts. Advertising costs are expensed as incurred and were not
material for the years ended December 31, 2022 and 2021, respectively. Sales and marketing excludes depreciation on property and equipment and amortization of finite-lived intangible assets.
Technology and Development
Technology and development expense consists of personnel and other costs related to technology development and management efforts including costs for third-party development resources, and allocations of overhead and facility costs. Technology cost also includes research and development cost associated with the Company’s hybrid electrification strategy. The Company’s technology and development efforts are focused on enhancing the ease of use and functionality of its existing software platform by adding new core functionality, services and other improvements, as well as the development of new products and services. Technology and development costs are expensed as incurred, except to the extent that such costs are associated with internal-use
software development that qualify for capitalization, which are then recorded within Property and Equipment, net on the Company’s consolidated balance sheets. Technology and development excludes depreciation on property and equipment and amortization of finite-lived intangible assets.

General and Administrative
General and administrative expense consists of personnel related costs including salary, bonus, and share-based compensation for the Company’s executive, finance, facilities, and human resource teams and facility costs. General and administrative expenses also include professional fees and other corporate related expenses. General and administrative expenses exclude the depreciation on property and equipment and amortization of finite-lived intangible assets.

Cost of Revenue
Cost of Revenue
Cost of revenue consists of costs that are directly related to delivering the Company’s services and certain facility costs. Delivery of the Company’s services primarily comprise fees paid to third-party air carriers for operating aircraft in providing flight services and platform infrastructure costs. Cost of revenue also includes facility costs representing leases and operating costs for stations throughout the service network and all personnel related costs for member services and ground concierge staff. Personnel related costs primarily include salary and bonus. Cost of revenue excludes depreciation on property and equipment and amortization of finite-lived intangible assets.

Sales and Marketing
Sales and Marketing
Sales and marketing expense consists primarily of personnel related and other costs in connection with the Company’s sales and marketing efforts. Advertising costs are expensed as incurred and were not
material for the years ended December 31, 2022 and 2021, respectively. Sales and marketing excludes depreciation on property and equipment and amortization of finite-lived intangible assets.

Technology and Development
Technology and Development
Technology and development expense consists of personnel and other costs related to technology development and management efforts including costs for third-party development resources, and allocations of overhead and facility costs. Technology cost also includes research and development cost associated with the Company’s hybrid electrification strategy. The Company’s technology and development efforts are focused on enhancing the ease of use and functionality of its existing software platform by adding new core functionality, services and other improvements, as well as the development of new products and services. Technology and development costs are expensed as incurred, except to the extent that such costs are associated with internal-use
software development that qualify for capitalization, which are then recorded within Property and Equipment, net on the Company’s consolidated balance sheets. Technology and development excludes depreciation on property and equipment and amortization of finite-lived intangible assets.

General and Administrative
General and Administrative
General and administrative expense consists of personnel related costs including salary, bonus, and share-based compensation for the Company’s executive, finance, facilities, and human resource teams and facility costs. General and administrative expenses also include professional fees and other corporate related expenses. General and administrative expenses exclude the depreciation on property and equipment and amortization of finite-lived intangible assets.

Share-Based Compensation
Share-Based Compensation
The Company accounts for the issuance of ordinary share options, restricted share units (“RSUs”), restricted share purchase agreements (“RSPAs”), and restricted share grant agreements (“RSGAs”) in the consolidated financial statements based on the grant date fair value of the awards. Issuances of RSPAs with promissory notes are accounted for as share options and are measured based on the grant date fair value of the option. The Company estimates the fair value of the share options using the Black-Scholes option pricing model. The grant date fair value of share-based awards with service-only conditions is recognized as expense on a straight-line basis in the consolidated statement of operations over the requisite service period, which is generally the vesting period ranging from 12 to 48 months. Forfeitures are recorded as they occur. For awards with performance conditions, the Company records compensation expense on a graded-vesting basis when it is deemed probable that the performance condition will be met. For awards with market conditions, the effect of the market conditions is reflected in the fair value measurement and expense, using an option pricing model, recognized on a graded-vesting basis, is not reversed to the extent that the market condition is not achieved. Additionally, awards granted to non-employees
are accounted for using their grant date fair value, using Black Sholes option pricing model and are accounted for in the same manner as awards granted to employees.
Determining the fair value of share-based awards requires judgment. The Company’s use of option pricing models requires the input of subjective assumptions, including the fair value of the Company’s ordinary shares underlying the option award, the expected term of the option, the expected volatility of the Company’s ordinary shares, risk-free interest rates, and the expected dividend yield of the Company’s ordinary shares. The assumptions used in the Company’s option pricing model represent management’s best estimates. These estimates involve inherent uncertainties and the application of management’s judgment. If factors change and different assumptions are used the Company’s share-based compensation expense could be materially different in the future.
The Company estimates volatility using the historical volatility of common share of similar entities. The expected term of options granted represents the period for which the options are expected to be outstanding and is estimated based on a midpoint between the end of the requisite service period and the contractual term of the options granted. The risk-free interest rate is derived from the U.S. Treasury yield curve in effect at the date of grant. The Company has not declared or paid dividends to date and does not anticipate declaring dividends. As such, the dividend yield has been estimated to be zero. The Company’s assumptions may change for future grants.
Because there is no public market for the Company’s ordinary shares, the Board of Directors has determined the fair value of the ordinary shares by considering a number of objective and subjective factors including the results of third-party valuations, the Company’s actual operating and financial performance, market conditions and performance of comparable publicly traded companies, developments and milestones in the Company, the likelihood of achieving a liquidity event and transactions involving the Company’s preferred or common share, among other factors. The fair value was determined in accordance with applicable elements of the practice aid issued by the American Institute of Certified Public Accountants,
Valuation of Privately Held Company Equity Securities Issued as Compensation
.

Warrants
Warrants
The Company assesses whether the warrants are liability or equity-classified based on the terms of the warrants. If the warrants are determined to be liability-classified, then the warrants are remeasured to fair value each period with changes in fair value recorded within Changes in fair value of financial instruments carried at fair value, net on the Consolidated Statements of Operations. The Company recognizes the fair value of liability-classified warrants within Other liabilities in its Consolidated Balance Sheets. If the warrants are determined to be equity-classified, then the initial fair value is recorded in Additional paid-in
capital and the warrants are not remeasured thereafter.
The Company estimates the fair value of warrants to purchase its ordinary shares and redeemable convertible preferred shares using the Black-Scholes option pricing model. Warrants are principally issued to lenders and nonemployees, some of whom are related parties, in connection with debt and equity fundraising and debt restructuring activities.

Income Taxes
Income Taxes
Income taxes are accounted for under the asset and liability method in accordance with U.S. GAAP. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statements carrying amounts of existing assets and liabilities and their respective tax bases and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. The likelihood of realizing the tax benefits related to a potential deferred tax asset is evaluated, and a valuation allowance is recognized to reduce that deferred tax asset if it is more likely than not that all or some portion of the deferred tax asset will not be realized.
The Company determines whether a tax position taken or expected to be taken in a tax return is to be recognized in the consolidated financial statements when it is more likely than not, based on the technical merits, that the position will be sustained upon examination. The amount recognized is subject to estimation and management judgment with respect to the likely outcome of each uncertain tax position. The amount that is ultimately sustained for an individual uncertain tax position or for all uncertain tax positions in the aggregate could differ from the amount recognized. For tax positions meeting the more likely than not threshold, the tax amount recognized in the consolidated financial statements is reduced by the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant tax authority. The Company recognizes interest and penalties accrued related to unrecognized tax benefits, if any, in its income tax provision in the accompanying Consolidated Statements of Operations.

Net Loss Per Share Available to Ordinary Shareholders, Basic and Diluted
Net Loss Per Share Available to Ordinary Shareholders, Basic and Diluted
The Company calculates basic and diluted net loss per share attributable to ordinary shareholders using the two-class
method required for companies with participating securities. The Company considers preferred stock to be participating securities as the holders are entitled to receive dividends on a pari passu basis in the event that a dividend is paid on ordinary shares.

Under the
two-class
method, basic net loss per share available to ordinary shareholders was calculated by dividing the net loss available to ordinary shareholders by the weighted-average number of shares of ordinary shares outstanding during the period. For purposes of determining the number of weighted-average ordinary shares outstanding, the Company has included issued and outstanding ordinary shares, penny ordinary share warrants, and vested RSPAs and RSGAs. The net loss was not allocated to the preferred stock as the holders of preferred stock do not have a contractual obligation to share in losses. Diluted net loss per share available to ordinary shareholders was computed by giving effect to all potentially dilutive ordinary share equivalents outstanding for the period. For purposes of this calculation, preferred stock, unvested RSUs, unvested RSPAs, and stock options to purchase ordinary shares were considered ordinary share equivalents but had been excluded from the calculation of diluted net loss per share available to ordinary shareholders as their effect was anti-dilutive. In periods in which the Company reports a net loss available to ordinary shareholders, diluted net loss per share available to ordinary shareholders is the same as basic net loss per share available to ordinary shareholders, since dilutive ordinary shares are not assumed to have been outstanding if their effect is anti-dilutive. The Company reported net loss available to ordinary shareholders for the years ended December 31, 2022 and 2021.

Fair Value Measurements
Fair Value Measurements
Fair value is defined as the exchange price that would be rece
i
ved for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Company elected fair value option to account for its debt instruments because the Company’s debt instruments contain a number of complex features that would have otherwise required bifurcated derivative accounting. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. Fair value measurements are based on a fair value hierarchy, based on three levels of inputs, of which the first two are considered observable and the last unobservable, which are the following:

Level 1	Inputs are unadjusted, quoted prices for identical assets or liabilities in active markets at the measurement date.

Level 2	Inputs other than quoted prices included in Level I, that are observable for the asset or liability, either directly or indirectly, such as quoted market prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the asset or liability.

Level 3	Inputs are unobservable inputs that reflect management’s best estimate of what market participants would use in pricing the asset or liability at the measurement date.
The Company measures the fair value of certain long-lived assets including finite-lived intangible assets on a nonrecurring basis, when such assets are required to be written down to fair value if impaired. Such fair values are classified within the fair value hierarchy, as the valuations contain significant unobservable inputs, including assumptions of the present value of future cash flows, the use of these assets, as well as estimated disposition value.
There were no assets measured at fair value on a recurring basis as of December 31, 2022 and 2021.
The carrying amounts of certain financial assets and liabilities, including restricted cash, other current assets, accounts receivable, accounts payable, accrued expenses, and amounts due to related parties approximate fair value because of the short maturity and liquidity of those instruments.

As of December 31, 2022 and 2021, the Company’s preferred share warrants are financial liabilities measured at fair value. The fair value estimate includes significant inputs not observable in the market, which represents a Level 3 measurement within the fair value hierarchy. The significant inputs used in the fair value measurement of the preferred share warrants are the estimated fair value of the Company’s redeemable convertible preferred shares and the expected share volatility. Significant increases or decreases in the estimated fair value of the Company’s redeemable convertible preferred shares would significantly impact the fair value of the warrant liability. The Company uses the Black-Scholes option valuation model, which was developed for use in estimating the fair value of options. Option valuation models require the input of highly complex and subjective variables including the expected life of options granted and the Company’s expected stock price volatility over a period equal to the expected life of the options.
As of December 31, 2022 and 2021, the Company’s ordinary share warrants are equity classified and measured at fair value using the Black Scholes model on their issuance date. The fair value estimate includes significant inputs not observable in the market, which represents a Level 3 measurement within the fair value hierarchy. The significant inputs used in the fair value measurement of the ordinary share warrants are the estimated fair value of the Company’s ordinary shares and the expected share volatility.

SAFE and Convertible Notes at Fair Value
SAFE and Convertible Notes at Fair Value
The Company’s Simple Agreements for Future Equity notes (“SAFE”) and Simple Agreement for Future Equity with Tokens
(“SAFE-T”)
are financial instruments whereby an investor provides an investment into the Company, and the note is subsequently converted into a preferred equity security at a discount to the price paid by other investors when and if a preferred equity is issued through a qualifying capital raise. Due to certain provisions included in the agreements for these instruments, they are classified as liabilities as of December 31, 2022 and 2021.
The Company elected the fair value option for the convertible notes and SAFE financial instruments, which requires them to be remeasured to fair value each reporting period with changes in fair value recorded in Changes in fair value of financial instruments carried at fair value, net on the Consolidated Statements of Operations, except for change in the fair value that results from a change in the instrument specific credit risk which is presented separately within other comprehensive income. The fair value estimate includes significant inputs not observable in the market, which represents a Level 3 measurement within the fair value hierarchy. The decision to elect the fair value option is determined on an instrument-by-instrument
basis on the date the instrument is initially recognized, is applied to the entire instrument, and is irrevocable once elected. For instruments measured at fair value, embedded conversion or other features are not required to be separated from the host instrument. Issuance costs related to convertible securities carried at fair value are not deferred and are recognized as incurred within Interest expense on the Consolidated Statements of Operations.
The fair values of the convertible notes, preferred stock warrant liabilities, and derivative liability were based on the estimated values of the notes, warrants, and derivative upon conversion, including adjustments to the conversion rates, which were weighted probability associated with certain events, such as a sale of the Company or becoming a public company. The estimated fair values of these financial liabilities were determined utilizing the Probability-Weighted Expected Return Method and is considered a Level 3 fair value measurement.

Significant unobservable inputs used in the valuation models as of December 31, 2022 and 2021 were as follows:

	December 31,
	2022	2021
Public listing probability	50%	—
SPAC probability	—	8%
Lack of marketability	32%	32%
Discount rates used in the sale scenario for debt instruments	70%	35% – 40%
Discount rates used in the public listing scenario	20% – 30%	—
Discount rates used in the SPAC scenario	—	30%
Probability weighted volatility	147%	144%
Assets and liabilities are classified in the hierarchy based on the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the valuation of the assets and liabilities being measured and their placement within the fair value hierarchy.
The following tables summarize the Company’s financial liabilities that are measured at fair value on a recurring basis in the consolidated financial statements
(in thousands)
:

	Fair Value Measurements at December 31, 2021 Using:
	Level 1	Level 2	Level 3	Total
Liabilities
Convertible notes at fair value	—	—	$11,681	$11,681
Preferred shares warrant liability	—	—	9	9
SAFE notes at fair value	—	—	19	19
GEM derivative liability	—	—	435	435

Total financial liabilities	$—	$—	$12,144	$12,144

	Fair Value Measurements at December 31, 2022 Using:
	Level 1	Level 2	Level 3	Total
Liabilities
Convertible notes at fair value	—	—	$29,096	$29,096
Preferred shares warrant liability	—	—	51	51
SAFE notes at fair value	—	—	24,714	24,714
GEM derivative liability	—	—	2,963	2,963

Total financial liabilities	$—	$—	$56,824	$56,824

The following table provides a reconciliation of activity and changes in fair value for the Company’s convertible loans and redeemable convertible preferred stock warrant liability using inputs classified as Level 3
(in thousands)
:

	Convertible Notes at Fair Value	Preferred Shares Warrant Liability	SAFE Notes at Fair Value	GEM Derivative Liability
Balance at December 31, 2020	$9,074	$35	$37	$650
Issuance of convertible notes	2,632	—	—	$—
Conversion of convertible notes to preferred shares	(353)	—	—	—
Change in fair value	328	(26)	(18)	(215)

Balance at December 31, 2021	$11,681	$9	$19	$435

Issuance of convertible notes	4,190	—	11,839	—
Conversion of convertible notes to preferred shares	(10,257)	—	—	—
Conversion of PFG liability to convertible note	11,197	—	—	—
Change in fair value	12,284	42	12,856	2,528

Balance at December 31, 2022	$29,095	$51	$24,714	$2,963

Not Yet Adopted
Not Yet Adopted
In June 2016, the FASB issued
ASU 2016-13,
Measurement of Credit Losses on Financial Instruments
(“ASU 2016-13”).
This new credit losses standard changes the accounting for credit losses for certain instruments. The new measurement approach is based on expected losses, commonly referred to as the current expected credit loss (“CECL”) model, which is utilized to estimate lifetime “expected credit losses” and record an allowance that, when deducted from the amortized cost basis of the financial asset, presents the net amount expected to be collected
o
n the financial asset. The CECL model is expected to result in more timely recognition of credit losses and applies to financial assets including loans, held-to-maturity
debt securities, net investment in leases, and reinsurance and trade receivables, as well as certain off-balance
sheet credit exposures, such as loan commitments. The standard also changes the impairment model for available-for-sale
debt securities. In November 2019, the FASB issued
ASU 2019-10,
Financial Instruments
 —
 Credit Losses (Topic
 326), Derivatives and Hedging (Topic
 815), and Leases (Topic
 842)
, which updated the effective date of this credit loss standard to fiscal years beginning after December 15, 2022 for nonpublic entities, including interim periods within those fiscal years. Early adoption is permitted, however as of the date of these consolidated financial statements the Company has not adopted this new guidance. The Company is evaluating the impact of adopting
ASU 2016-13
and currently does not expect this guidance to have material impact on the Company’s consolidated financial statements.
In September 2022, the FASB issued ASU
No. 2022-04,
Liabilities
 —
 Disclosure of Supplier Finance Program Obligations
(Topic 425). This ASU creates a disclosure framework by which buyers in a supplier finance program will be required to disclose significant qualitative and quantitative information to allow a user of financial statements to understand the program’s nature and potential magnitude. The new standard is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2022. The adoption of the new standard is not expected to have a material impact on the financial statement disclosures.

Southern Airways Corporation
Interim Financial Information
Interim Financial Information
The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and the rules and regulations of the United States Securities and Exchange Commission (“SEC”) for interim financial information. Accordingly, they do not include all of the information and footnotes required by generally accepted accounting principles for annual financial statements and they should be read in conjunction with the Company’s audited consolidated financial statements for the year ended December 31, 2022, and the related notes. The information herein reflects all material adjustments (consisting of normal recurring adjustments), which are, in the opinion of management, necessary for the fair statement of the results for the periods presented. The results for the interim period are not necessarily indicative of the results to be expected for the fiscal year ending December 31, 2023.
Except for the investments in unconsolidated entities policy described below, there have been no changes in the Company’s significant accounting policies during the six months ended June 30, 2023 from those disclosed in the notes to the Company’s consolidated financial statements for the year ended December 31, 2022.

Basis of Presentation and Principles of Consolidation
Basis of Presentation and Principles of Consolidation
The condensed consolidated financial statements include the accounts of Southern. All intercompany balances and transactions have been eliminated in consolidation.

Basis of Presentation and Principles of Consolidation
The accompanying consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The consolidated financial statements include the accounts of Southern. All intercompany balances and transactions have been eliminated in consolidation.

Use of Estimates
Use of Estimates
The preparation of the condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the condensed consolidated financial statements and the accompanying notes. On an ongoing basis, the Company evaluates its estimates using historical experience and other factors including the current economic and regulatory environment as well as management’s judgment. Items subject to such estimates and assumptions include: revenue recognition, certain accrued liabilities, useful lives and recoverability of long-lived assets including finite-lived intangible assets, fair value of assets acquired and liabilities assumed in acquisitions, legal contingencies, stock-based compensation, determination of the fair value of warrants to purchase the Company’s common stock, and realization of tax assets and estimates of tax liabilities. Management evaluates its assumptions and estimates on an ongoing basis and may engage outside subject matter experts to assist in the development of estimates. Such estimates often require the selection of appropriate valuation methodologies and models, and significant judgments in evaluating ranges of assumptions and financial inputs. Actual results may differ from those estimates under different assumptions, financial inputs, or circumstances.

Use of Estimates
The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and the accompanying notes. On an ongoing basis, the Company evaluates its estimates using historical experience and other factors including the current economic and regulatory environment as well as management’s judgment. Items subject to such estimates and assumptions include: revenue recognition, certain accrued liabilities, useful lives and recoverability of long-lived assets including finite-lived intangible assets, fair value of assets acquired and liabilities assumed in acquisitions, legal contingencies, stock-based compensation, determination of the fair value of warrants to purchase the Company’s common stock, and realization of tax assets and estimates of tax liabilities. Management evaluates its assumptions and estimates on an ongoing basis and may engage outside subject matter experts to assist in the development of estimates. Such estimates often require the selection of appropriate valuation methodologies and models, and significant judgments in evaluating ranges of assumptions and financial inputs. Actual results may differ from those estimates under different assumptions, financial inputs, or circumstances.

Deferred Revenue
Deferred Revenue
The Company records deferred revenue (contract liabilities) when it receives customer payments from passengers in advance of the performance obligations being satisfied on the Company’s contracts. The Company generally collects cash from customers in advance of services being provided. The Company recognizes the deferred revenue as revenue when it meets the applicable recognition criteria, which is usually at the point in time when a flight is completed or the required services have been provided. The Company generally meets performance obligations associated with all revenues deferred during the succeeding
12-month
period. Accordingly, deferred revenue is classified as a current liability in the accompanying Consolidated Balance Sheets. As of December 31, 2022 and 2021, the deferred revenue balances on the Consolidated Balance Sheet are customer cash receipts related to passenger tickets sold for future flights.

Revenue Recognition
Revenue Recognition
Essential Air Services and
Per-Flight
Subsidy Revenue from CNMI
The Company provides scheduled passenger flight service on certain routes which is subsidized by the U.S. DOT under the EAS program. The EAS program is enacted to guarantee that small communities in the U.S. have the ability to maintain a minimum level of scheduled air services. These contracts are typically in duration of
2-4
years
and include certain commitments for the Company to fly a specific number of times annually to each location. The Company generally bills the U.S. DOT on the first of the month following the prior month’s completed flights, and typically collects from the U.S. DOT within 12 to 14 days after billing. Revenue is recognized when the flights are completed.
Marianas provides inter-island scheduled and chartered air and cargo passenger service between the CNMI of Saipan, Tinian, Rota and Guam, under the Incentive Agreement. This agreement was entered into in March 2022 and has an initial term of
18-months
and provides
per-flight
subsidies, consisting of payments of up to a total of $6.5 million by CNMI to Marianas based on various flight/departure target volumes. Revenue is recognized when the flights are completed.
Direct Passenger and Charter Revenue
The Company earns revenue from the passenger for scheduled passenger flight service, as well as charter flights. These sales are generally paid for by credit card. The Company also earns revenue generated by third-party travel booking sites or travel agencies. Tickets are refundable within 24 hours of purchase for flights scheduled to take place more than one week out, or when flights or services are changed, interrupted, or otherwise canceled by the Company. The Company generally does not offer refunds after 24 hours of purchase. The Company recognizes revenue when it meets the applicable recognition criteria, which is at the point in time when a flight is completed or when tickets expire (generally within one year from the date of purchase).
Other Revenue
The Company also earns revenue from various ancillary services such as those relating to baggage fees, reservation change fees, lounge fees, and pet-travel
(carry-on)
fees. These types of fees are all standard within the aviation industry. These fees are earned when the services are performed at the time of travel.
Principal vs Agent
The Company evaluates whether it is a principal or an agent for all services performed by assessing whether it controls the specified services before they are transferred to its customers. In transactions where the Company directs third-party air carriers to provide flights service to its customers, the Company determined it acts as the principal as it controls the services provided to the customers. In these instances, the Company is primarily responsible for fulfillment of the obligation in the contract, has the authority to direct the key components of the service on behalf of the member or customer regardless of which third-party is used. Therefore, the Company reports revenue and the associated costs on a gross basis in the Consolidated Statements of Operations.
In transactions where the Company operates aircraft on behalf of a third party, the Company determined it acts as the agent as it solely carries out the services based on the direction of the third party in exchange for a fixed service fee as determined by the related services agreement. In these instances, the Company reports the service fee as fee revenue net of any operating costs incurred by the Company to perform these services.

Recent Accounting Pronouncements
Recent Accounting Pronouncements
Adopted
In June 2016, the FASB issued
ASU 2016-13,
Measurement of Credit Losses on Financial Instruments
(“ASU 2016-13”).
This new credit losses standard changes the accounting for credit losses for certain instruments. The new measurement approach is based on expected losses, commonly referred to as the current expected credit loss (“CECL”) model, which is utilized to estimate lifetime “expected credit losses” and record an allowance that, when deducted from the amortized cost basis of the financial asset, presents the net amount expected to be collected on the financial asset. The CECL model is expected to result in more timely recognition of credit losses and applies to financial assets including loans, held-to-maturity
debt securities, net investment in leases, and reinsurance and trade receivables, as well as certain off-balance
sheet credit exposures, such as loan commitments. The standard also changes the impairment model for available-for-sale
debt securities. In November 2018, the FASB issued
ASU 2018-19,
Codification Improvements to ASC
 326, Financial Instruments
 —
 Credit Losses
(“ASC 326”), which updated the effective date of this credit loss standard to fiscal years beginning after December 15, 2022, for non-public
entities, including interim periods within those fiscal years. Early adoption is permitted. The Company adopted this standard on January 1, 2023, and the adoption did not have any material impact on the Company’s condensed consolidated financial statements and disclosures, since the majority of the accounts receivable are due from the U.S. government and the Company historically had no credit losses on these accounts receivable.
In September 2022, the FASB issued
ASU 2022-04,
Liabilities
 —
 Disclosure of Supplier Finance Program Obligations
(Topic 425). This ASU creates a disclosure framework by which buyers in a supplier finance program will disclose significant qualitative and quantitative information to allow a user of financial statements to understand the program’s nature and potential magnitude. The new standard is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2022. The Company does not have any material supplier finance programs during the six months ended June 30, 2023.

Recent Accounting Pronouncements
Adopted
In October 2021, the Financial Accounting Standards Board (“FASB”) issued
ASU 2021-08,
Accounting for Contract Assets and Contract Liabilities from Contracts with Customers
(Topic 805). This ASU requires an acquirer in a business combination to recognize and measure contract assets and contract liabilities (deferred revenue) from acquired contracts using the revenue recognition guidance in Topic 606. At the acquisition date, the acquirer applies the revenue model as if it had originated the acquired contracts. The Company adopted the ASU as of January 1, 2022. The adoption of this guidance did not have a material impact on the Company’s consolidated financial statements. In December 2019, the FASB issued
ASU 2019-12,
Income Taxes, Simplifying the Accounting for Income Taxes
, which simplifies the accounting for income taxes by removing certain exceptions to the general principles of income taxes and reducing the cost and complexity in accounting for income taxes. The guidance is effective for interim and annual periods beginning after December 15, 2020, with early adoption permitted. The Company adopted this guidance as of January 1, 2021. The adoption of this guidance did not have a material effect on the Company’s consolidated financial statements.
In February 2016, the FASB issued
ASU 2016-02,
Leases (ASC
 842)
.
ASU 2016-02
outlines a comprehensive lease accounting model and supersedes the current lease guidance. The new guidance requires lessees to recognize lease liabilities and corresponding right-of-use
assets for all leases with lease terms of greater than 12 months. It also changes the definition of a lease and expands the disclosure requirements of lease arrangements. The Company adopted
ASU 2016-02
and related amendments beginning January 1, 2022.
Related to the adoption of ASC 842, for existing leases and leases executed subsequent to the adoption of ASC 842 our policy elections are as follows:
Separation of lease and
non-lease
components:
The Company elected this expedient to account for lease and
non-lease
components as a single component for our entire population of operating leases.
Short-term policy:
The Company has elected the short-term lease recognition exemption for all applicable classes of underlying assets. Leases with an initial term of 12 months or less, that do not include an option to purchase the underlying asset that the Company is reasonably certain to exercise, are not recorded on the Consolidated Balance Sheets. Lease costs associated with short-term leases are recognized on a straight-line basis.
Our practical expedients utilized as part of the adoption of ASC 842 were as follows:

Practical expedient package	a) The Company has not reassessed whether any expired or existing contracts are, or contain, leases.

b) The Company has not reassessed the lease classification for any expired or existing leases.

c) The Company has not reassessed initial direct costs for any expired or existing leases.

Hindsight practical expedient	The Company has not elected the hindsight practical expedient, which permits the use of hindsight when determining lease term and impairment of operating lease assets.

The impact of the adoption of ASC 842 on the consolidated balance sheet as of January 1, 2022 is as follows:

	December 31, 2021	Adjustments Due to the Adoption of ASC 842	January 1, 2022
ASSETS
Cash	$5,710	$—	$5,710
Accounts receivable, net	3,174	—	3,174
Prepaid expenses and other current assets	2,509	—	2,509

Total current assets	11,393	—	11,393
Property and equipment, net	14,295	(2,054)	12,241
Operating right-of-use assets	—	11,174	11,174
Finance right-of-use assets	—	2,054	2,054
Other assets	3,091	—	3,091

Total assets	$28,779	$11,174	$39,953

LIABILITIES, REDEEMABLE CONVERTIBLE PREFERRED SHARES AND STOCKHOLDERS’ EQUITY (DEFICIT)
Current liabilities
Accounts payable	$1,754	$—	$1,754
Accrued salaries, wages and benefits	1,936	—	1,936
Deferred revenue	4,513	—	4,513
Current maturities of long-term debt	497	—	497
Current maturities of capital lease liabilities	129	(129)	—
Operating lease liabilities	—	1,635	1,635
Finance lease liabilities	—	129	129
Current portion due to related parties	1,016	1,819	2,835
Other current liabilities	2,072	(9)	2,063

Total current liabilities	11,917	3,445	15,362
Noncurrent liabilities
Long-term debt, net of current maturities	3,468	—	3,468
Long-term capital lease obligations, net of current maturities	1,974	(1,974)	—
Long-term operating lease liabilities	—	3,086	3,086
Long-term finance lease liabilities	—	1,974	1,974
Due to related parties, net of current portion	4,689	4,657	9,346
Other liabilities	747	(14)	733

Total noncurrent liabilities	10,878	7,729	18,607

Total liabilities	$22,795	$11,174	$33,969
Commitments and contingencies (Note 19)
Redeemable convertible preferred shares
Redeemable convertible preferred shares	$3,624	$—	$3,624
Stockholders’ equity
Common stock	$—	$—	$—
Additional paid-in capital	8,468	—	8,468
Accumulated deficit	(6,108)	—	(6,108)

Total stockholders’ equity	2,360	—	2,360

Total liabilities, redeemable convertible preferred shares and stockholders’ equity	$28,779	$11,174	$39,953

In November 2021, the FASB issued
ASU 2021-10,
Government Assistance
(Topic 832): This ASU requires business entities to disclose information about government assistance they receive if the transactions were accounted for by analogy to either a grant or a contribution accounting model. The disclosure requirements include the nature of the transaction and the related accounting policy used, the line items on the balance sheets and statements of operations that are affected and the amounts applicable to each financial statement line item and the significant terms and conditions of the transactions. The ASU is effective for annual periods beginning after December 15, 2021. The disclosure requirements can be applied either retrospectively or prospectively to all transactions in the scope of the amendments that are reflected in the financial statements at the date of initial application and new transactions that are entered into after the date of initial application. The Company adopted the ASU prospectively on January 1, 2022. Adoption of this ASU did not have a material impact on the consolidated financial statements.
Not Yet Adopted
In June 2016, the FASB issued
ASU 2016-13,
Measurement of Credit Losses on Financial Instruments
(“ASU 2016-13”).
This new credit losses standard changes the accounting for credit losses for certain instruments. The new measurement approach is based on expected losses, commonly referred to as the current expected credit loss (“CECL”) model, which is utilized to estimate lifetime “expected credit losses” and record an allowance that, when deducted from the amortized cost basis of the financial asset, presents the net amount expected to be collected on the financial asset. The CECL model is expected to result in more timely recognition of credit losses and applies to financial assets including loans, held-to-maturity
debt securities, net investment in leases, and reinsurance and trade receivables, as well as certain off-balance
sheet credit exposures, such as loan commitments. The standard also changes the impairment model for available-for-sale
debt securities. In November 2018, the FASB issued
ASU 2018-19,
Codification Improvements to ASC
 326, Financial Instruments
 —
 Credit Losses
(“ASC 326”), which updated the effective date of this credit loss standard to fiscal years beginning after December 15, 2022 for non-public
entities, including interim periods within those fiscal years. Early adoption is permitted. The Company is currently assessing the impact of adopting the ASC 326 guidance on the Company’s consolidated financial statements and disclosures.
In September 2022, the FASB issued
ASU 2022-04,
Liabilities
 —
 Disclosure of Supplier Finance Program Obligations
(Topic 425). This ASU creates a disclosure framework by which buyers in a supplier finance program will disclose significant qualitative and quantitative information to allow a user of financial statements to understand the program’s nature and potential magnitude. The new standard is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2022. The Company is currently assessing the impact of adopting the
ASU 2022-04
guidance on its consolidated financial statements and disclosures.

Concentration of Risk
Concentration of Risk
The financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash and accounts receivable. All of the Company’s cash deposits are held at financial institutions that management believes to be of high credit quality. The Company’s cash deposit accounts may exceed federally insured limits at times. The Company has not experienced any losses on cash deposits to date. As of June 30, 2023, and December 31, 2022, approximately 86% and 75%, respectively, of the Company’s accounts receivable balance is due from the U.S. DOT, in relation to certain air routes served by the Company under the U.S. DOT’s EAS program.

Concentration of Risk
The financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash and accounts receivable. All of the Company’s cash deposits are held at financial institutions that management believes to be of high credit quality. The Company’s cash deposit accounts may exceed federally insured limits at times. The Company has not experienced any losses on cash deposits to date. As of December 31, 2022 and December 31, 2021, approximately 75% and 70%, respectively, of the Company’s accounts receivable balance is due from the U.S. DOT, in relation to certain air routes served by the Company under the U.S. DOT’s EAS program.

Accounts Receivable and Allowance for Doubtful Accounts
Accounts Receivable, net
Accounts receivable primarily consist of amounts due from the U.S. DOT in relation to certain air routes served by the Company under the EAS program and amounts due from airline and non-airline
business partners. Receivables from the U.S. DOT and our business partners are typically settled within 30 days. All accounts receivable are reported net of an allowance for credit losses, which was not material as of June 30, 2023, and December 31, 2022. The Company has considered past and future financial and qualitative factors, including aging, payment history and other credit monitoring indicators, when establishing the allowance for credit losses.

Property and Equipment
Property and Equipment, net
Property and equipment are stated at cost less accumulated depreciation. Expenditures for major additions, renewals, and modifications are capitalized, while minor replacements, maintenance, and repairs, which do not extend the asset’s life, are expensed as incurred.
Depreciation is computed using the straight-line method over the estimated useful lives of the related assets, or in the case of leasehold improvements, over the term of the lease or economic life, whichever is shorter as follows:

Assets	Depreciable Life
Aircraft	up to 20 years
Rotable spares	7 years
Aircraft engines	3 to 8 years
Office equipment, vehicles, and other	5 years
Ground equipment	7 years
Furniture and fixtures	7 years
Leasehold improvements	shorter of estimated lease term or 7 years
Depreciation of property and equipment is included within depreciation and amortization on the Consolidated Statements of Operations. When assets are retired or otherwise disposed of, the cost and accumulated depreciation are removed from the accounts and any gain or loss is included in the Consolidated Statements of Operations.

Intangible Assets
Intangible Assets, net
The Company’s intangible assets consist of a trade name resulting from an acquisition in 2019, and a noncompete agreement executed as part of the Makani Kai transaction in 2020. The Company amortizes its trade name and noncompete intangible assets on a straight-line basis over their estimated useful lives of four years and one year, respectively. The straight-line recognition method approximates the manner in which the expected benefits will be derived.

Business Combinations and Asset Acquisitions
Acquisitions
The Company applies a screen test to evaluate if substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets to determine whether a transaction should be accounted for as an asset acquisition or business combination. If the gross assets are not concentrated in a single asset or group of similar assets, then the Company determines if the set of assets acquired represents a business. A business is an integrated set of activities and assets capable of being conducted and managed for the purpose of providing a return. Depending on the nature of the acquisition, judgment may be required to determine if the set of assets acquired is a business combination or not.
The Company accounts for business combinations under the acquisition method of accounting, which requires that the assets acquired, and the liabilities assumed be recorded at the date of acquisition at their respective fair value and that costs of acquisitions be expensed as they are incurred. The excess purchase price over the estimated fair values of the net assets acquired is recorded as goodwill.
In an asset acquisition, goodwill is not recognized, but rather, any excess purchase consideration over the fair value of the net assets acquired is allocated on a relative fair value basis to the identifiable net assets as of the acquisition date. Any acquisition costs are capitalized as part of the purchase consideration.

Impairment of Long-Lived Assets
Impairment of Long-lived Assets
Long-lived assets such as property and equipment and finite-lived intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. Events or changes in circumstances that may indicate that an asset is impaired include significant decreases in the market value of an asset, significant underperformance relative to expected historical or projected future results of operations, a change in the extent or manner in which an asset is utilized, significant decline in the estimated fair value of the overall Company for a sustained period, shifts in technology, loss of key management or personnel, changes in the Company’s operating model or strategy and competitive forces.
The carrying amount of a long-lived asset may not be recoverable if it exceeds the sum of the undiscounted future cash flows expected to result from the use and eventual disposition of the asset. The Company performs impairment testing at the asset group level that represents the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities. The amount of impairment loss, if any, is measured as the difference between the carrying value of the asset and its estimated fair value. Fair value is determined through various valuation techniques, including discounted cash flow models, quoted market values, and third-party independent appraisals, as appropriate. For the years ended December 31, 2022 and 2021, no impairment charge has been recorded.

Leases
Leases
The Company leases aircraft, airport passenger terminal space, portions of and full aircraft hangars and other airport facilities, other commercial real estate and office space. The Company accounted for its leases under Accounting Standards Codification (“ASC”) Topic 840 prior to its adoption of ASC Topic 842 effective January 1, 2022.
Operating Leases Under ASC 840
The Company performs an assessment on all leases at inception to determine the proper classification in accordance with ASC 840. Lease expense is recognized on a straight-line basis as rent expense in the accompanying Consolidated Statement of Operations. Leases containing tenant improvement allowances, rent holidays, and/or rent escalation clauses are recognized as deferred rent, which is the difference between the amount charged to rent expense and the rent paid. Deferred rent is amortized over the non-cancellable
lease term. Additionally, inducements received from lessors are treated as a reduction of costs over the term of the agreement. The Company accounts for lease modifications on the straight-line expense method as of the effective date of the lease modification and through the end of the amended lease term. Lease payments made above the straight-line rent expense amount are applied against the deferred rent liability.

Capital Leases Under ASC 840
The Company measures a capital lease asset and capital lease obligation initially at an amount equal to the present value at the beginning of the lease term of minimum lease payments during the lease term, excluding that portion of the payments representing executory costs (such as insurance, maintenance, and taxes to be paid by the lessor) including any profit thereon, with the corresponding obligation recorded within the liabilities section of the balance sheet. During the lease term, each minimum lease payment is allocated by the lessee between a reduction of the obligation and interest expense to produce a constant periodic rate of interest on the remaining balance of the obligation (the interest method). Capital lease assets are depreciated in accordance with the Company’s property and equipment policy and the corresponding lease obligations are reduced as lease payments are made.
Operating Leases Under ASC 842
Operating lease
right-of-use
assets and liabilities are recognized at the lease commencement date, which is the date the Company takes possession of the aircraft, equipment or real estate. Operating lease liabilities represent the present value of lease payments not yet paid. Operating lease right-of-use
assets represent our right to use an underlying asset and are based upon the operating lease liabilities adjusted for prepayments or accrued lease payments, initial direct costs, lease incentives, and impairment of operating lease assets. To determine the present value of lease payments not yet paid, the Company estimates incremental borrowing rates based on the appropriate term and information available at lease commencement in determining the present value of lease payments including reasonably certain renewal periods. The Company recognizes the lease cost for these leases on a straight-line basis over the lease term. Aggregate lease cost is recorded in Aircraft rent, Airport-related expenses, and Other Operating Expenses on the Consolidated Statements of Operations. Additionally, tenant incentives used to fund leasehold improvements or any rent abatements are recognized when earned and reduce the operating right-of-use
asset related to the lease.
Finance Leases Under ASC 842
The Company measures finance lease
right-of-use
assets and finance lease liabilities initially at an amount equal to the present value at the beginning of the lease term of minimum lease payments during the lease term, excluding that portion of the payments representing executory costs (such as insurance, maintenance, and taxes to be paid by the lessor) including any profit thereon, with the corresponding liability recorded within the liabilities section of the balance sheet. During the lease term, each minimum lease payment is allocated by the lessee between a reduction of the liability and interest expense to produce a constant periodic rate of interest on the remaining balance of the liability (the interest method). Finance lease right-of-use
assets are depreciated in accordance with the Company’s property and equipment policy and the corresponding lease liabilities are reduced as lease payments are made.

Operating Expenses
Operating Expenses
Maintenance, Materials and Repairs
Maintenance, materials, and repairs expense consists primarily of engine overhauls, mandatory periodic inspections, routine and non-routine
repair and general maintenance monitoring expense.

The Company uses the direct expense method of accounting for its aircraft engine overhauls, wherein the associated expense is recorded when the overhaul event occurs. Under the direct expense method, all maintenance costs are expensed in the period incurred. As maintenance activities do not represent separately identifiable assets, property units, or enhancements, rather the maintenance activities performed only restore assets to their original operating condition. The Company capitalizes the cost of aircraft engine rebuilds and depreciates them over their useful lives.
The costs of maintenance for airframe and avionics components, landing gear and other recurring maintenance are expensed as incurred.
Aircraft Fuel
Aircraft fuel expense consists of aircraft jet fuel usage expense, along with certain “into-plane” service expenses, which are costs related to loading the fuel into the planes.
Airport-related Expenses
Airport-related expenses consist of aircraft landing fees, hangar rental expense, aircraft parking fees, terminal rent expense, as well as other airport-related charges.
Aircraft Rent
The Company accounts for certain of its aircraft leases as operating leases, which results in the recording of the associated lease payments as operating expenses over the term of the related leases on a straight-line basis.
Aircraft rent also includes engine reserves paid to lessors in advance of the performance of major maintenance activities, which are recorded as additional rent expense or engine utilization fees. Maintenance costs under these contracts are recognized when the engine hours are flown pursuant to the negotiated terms of each contract. These costs are recorded as part of aircraft rent on the Consolidated Statement of Operations.
Salaries, Wages, and Benefits
Salaries, wages, and benefits consist of all payroll-related costs relating to the Company’s employees.
CARES Act
The “CARES Act” represents the reduction of qualified payroll and benefit expenses from proceeds received by the Company from Payroll Support Program (“PSP”) grants and Paycheck Protection Plan (“PPP”) loans under the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”).
During 2021, the Company entered into agreements with the U.S. DOT to receive emergency support via monetary grants through the PSP as well as borrowed monies under the government assisted PPP. The Company used proceeds from both the PSP and PPP to make payroll and payroll-related payments to retain employees at the Company during the qualifying period. When received, the proceeds under both the PSP and PPP were recorded as a deferred liability and was subsequently derecognized on a systematic basis over the periods in which the Company paid the qualifying salaries, wages and benefits the PSP grant and PPP loan were intended to offset. The amount of the PPP loan proceeds recorded in the Consolidated Statement of Operations was based on the amount of the PPP loan that was expected to be forgiven (See Note 11,
The CARES Act
).

Other Operating Expenses
Other operating expenses consist primarily of charges relating to the operation of the Company’s non-wage
related customer service center costs, passenger ticket reservation system, insurance expenses, utilities expense, non-aircraft
rent expense, legal and other professional fees, and marketing expense inclusive of advertising costs of $582 thousand and $714 thousand for the years ended December 31, 2022 and 2021, respectively.

Share-Based Compensation
Share-Based Compensation
The Company’s share-based compensation arrangements consist of common stock granted in exchange for goods or services. The issuance of its common stock for such compensatory arrangements is accounted for in the consolidated financial statements based on the grant date fair value of the common stock. The grant-date fair value of share-based awards is recognized as expense in the Consolidated Statement of Operations over the requisite service period, if any. Historically, the Company has granted share-based awards with no vesting conditions. Additionally, awards granted to nonemployees are accounted for using their grant date fair value and are accounted for in the same manner as awards granted to employees.

Because there is no public market for the Company’s common stock, the Board of Directors determines the fair value of the common stock by considering a number of objective and subjective factors including the results of third-party valuations, the Company’s actual operating and financial performance, market conditions, and developments and milestones in the Company, among other factors.

Warrants
Warrants
The Company accounts for warrants issued to purchase its common stock at the fair value of the awards upon issuance using option pricing models. Warrants are principally issued to certain non-employees
in conjunction with various consulting services. The Company also assesses whether the warrants are liability- or equity-classified based on the terms of the warrants. If the warrants are determined to be liability-classified, then the warrants are remeasured to fair value each period with changes in fair value recorded on the Consolidated Statement of Operations. If the warrants are determined to be equity-classified, then the initial fair value is recorded in additional paid-in
capital and the warrants are not remeasured thereafter.

Income Taxes
Income Taxes
Income taxes are accounted for under the asset and liability method in accordance with U.S. GAAP. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statements carrying amounts of existing assets and liabilities and their respective tax bases and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The likelihood of realizing the tax benefits related to a potential deferred tax asset is evaluated, and a valuation allowance is recognized to reduce that deferred tax asset if it is more likely than not that all or some portion of the deferred tax asset will not be realized.
Deferred tax assets and liabilities are calculated at the beginning and end of the period. The change in the sum of the deferred tax asset, valuation allowance and deferred tax liability during the period generally is recognized as a deferred tax expense or benefit. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in operations in the period that includes the enactment date.
The Company determines whether a tax position taken or expected to be taken in a tax return is to be recognized in the consolidated financial statements when it is more likely than not, based on the technical merits, that the position will be sustained upon examination. The amount recognized is subject to estimation and management judgment with respect to the likely outcome of each uncertain tax position. The amount that is ultimately sustained for an individual uncertain tax position or for all uncertain tax positions in the aggregate could differ from the amount recognized. For tax positions meeting the more likely than not threshold, the tax amount recognized in the consolidated financial statements is reduced by the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant tax authority. The Company recognizes interest and penalties accrued related to unrecognized tax benefits, if any, in its income tax expense in the accompanying Consolidated Statement of Operations. Management does not believe it is reasonably possible that the Company’s unrecognized tax benefits will significantly change within the next twelve months.

Fair Value Measurements
Fair Value Measurements
Fair value is defined as the exchange price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Inputs used to measure fair value are classified in the following hierarchy:

Level 1	Inputs are unadjusted, quoted prices for identical assets or liabilities in active markets at the measurement date.

Level 2	Inputs other than quoted prices included in Level I, that are observable for the asset or liability, either directly or indirectly, such as quoted market prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the asset or liability.

Level 3	Inputs are unobservable inputs that reflect management’s best estimate of what market participants would use in pricing the asset or liability at the measurement date.
Assets and liabilities are classified in the hierarchy based on the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the valuation of the assets and liabilities being measured and their placement within the fair value hierarchy.
The Company measures the fair value of certain long-lived assets including finite-lived intangible assets on a nonrecurring basis, when such assets are required to be written down to fair value if impaired. Such fair values are classified within Level 3 of the fair value hierarchy, as the valuations contain significant unobservable inputs, including assumptions of the present value of future cash flows, the use of these assets, as well as estimated disposition value.
There were no assets measured at fair value on a recurring basis as of December 31, 2022 and 2021.
The carrying amounts of certain financial assets and liabilities, including cash, accounts receivable, other current assets, accounts payable, and accrued expenses approximate fair value because of the short maturity and liquidity of those instruments.
The Company’s long-term debt represents term debt. The carrying value of the Company’s long-term debt approximates fair value, which is estimated based on borrowing rates currently available to the Company for financing with similar terms and were determined to be Level 2 fair value measurements.

Impact of COVID19 Policy
Impact of
COVID-19
COVID-19,
which was declared a global health pandemic by the World Health Organization in March 2020, resulted in changes in consumer and business behavior, pandemic fears, market downturns, and restrictions on business and individual activities, which created significant volatility in the economy and led to reduced economic activity particularly in the air travel industry. To prevent or reduce the spread of
COVID-19,
there has been implementation and continuation of significant government-imposed measures including travel restrictions, closing of the U.S. border, “shelter in place” orders and business closures. Consequently, the Company experienced an unprecedented decline in the demand for air travel during 2020, which materially and adversely affected the Company’s revenues. While the length and severity of the reduction in demand due to
COVID-19
are uncertain due in part to the emergence of new COVID variants, which continue to impact flight demand from consumers, the Company implemented a number of measures to focus on the personal safety of its passengers and employees. Additionally, the Company continues to focus on reducing expenses and managing its liquidity and will continue to modify its cost management structure and capacity as the timing of demand recovery continues to evolve.
The Company could experience continued fluctuations in demand, increased operating costs, delayed purchases of aircraft, disruptions to other elements of Company’s supply chain, and the implementation or reinstatement of government restrictions, among other negative effects. As such, the extent to which global events and market impacts will affect our financial condition, liquidity, and future results of operations is uncertain. The Company has seen partial recovery in demand during 2021 and impact in 2022 was minimal.

Cash		Cash Cash consists of cash on deposit with financial institutions. There were no cash equivalents as of December 31, 2022 or 2021.
Accounts Receivable, net
Accounts Receivable, net
Accounts and other receivable are carried at cost. The accounts receivable balance at December 31, 2022 and 2021 primarily consist of amounts due from the U.S. DOT, in relation to certain air routes served by the Company under the EAS program. The Company evaluates its receivables periodically for collectability on an individual customer level and establishes an allowance for doubtful accounts based on the expected uncollectible receivables. In determining the allowance for doubtful accounts, the Company analyzes the aging of accounts receivable, historical bad debts, customer credit worthiness, current economic trends, and any specific customer collection issues identified. Additions to the allowance are charged to other operating expenses. Accounts receivables are written off against the allowance when an account balance is deemed uncollectible. At December 31, 2022 and 2021 the allowance for doubtful accounts was not material.
The Company has a revolving accounts receivable financing arrangement that allows the Company to borrow up to 90% of eligible accounts receivable, as defined, up to a maximum unsettled amount of $2 million. The financing arrangement is uncommitted, and upon funding does not qualify for sale accounting as the Company does not relinquish control of the receivables based on, among other things, the nature and extent of the Company’s continuing involvement.
Accordingly, the accounts receivable remain on the Company’s balance sheet until paid by the customer and cash proceeds from the financing arrangement are recorded as collateralized borrowing in other current liabilities on the Consolidated Balance Sheets, with attributable interest expense recognized over the life of the related transactions. Interest expense and contractual fees associated with the collateralized borrowings are included in interest expense and other income, net, respectively, in the accompanying Consolidated Statements of Operations.

Goodwill
Goodwill
The Company’s goodwill results from the business combination with Multi-Aero, Inc. dba Air Choice One (“MUA” or “Air Choice One”) and represents the difference between the purchase price and the fair value of net assets acquired. Goodwill may be adjusted within one year from the acquisition date in the event new information is obtained which, if known at the date of the acquisition would have impacted the fair value of the acquired assets and liabilities. Goodwill is considered to have an indefinite useful life and is not amortized, but rather tested for impairment annually in the fourth quarter, or more often if circumstances arise that may indicate risk of impairment. If impaired, goodwill is written down with a corresponding impact to other expense.

Variable Interest Entities
Variable Interest Entities
Authoritative guidance regarding consolidation of variable interest entities (“VIE”) defines a VIE as a legal entity whose equity owners do not have sufficient equity at risk, or as a group, the holders of the equity investment at risk lack any of the following three characteristics: decision-making rights, the obligation to absorb losses, or the right to receive the expected residual returns of the entity. Under the variable interest model, the primary beneficiary is identified as the variable interest holder that has both the power to direct the activities of the VIE that most significantly impact the entity’s economic performance and the obligation to absorb losses or the right to receive benefits from the entity that could potentially be significant to the VIE. The primary beneficiary is required to consolidate the VIE unless specific exceptions or exclusions are met. Commercial and operating activities are generally the factors that most significantly impact the economic performance of the VIE. Such activities include flight operations, aircraft storage and maintenance, fuel procurement, dispatch and compliance with regulatory and contractual requirements.

Deferred incentive income
Deferred Incentive Income
Marianas provides inter-island scheduled and chartered air and cargo passenger service between the CNMI of Saipan, Tinian, Rota and Guam, under an incentive framework agreement with the CNMI government. This agreement includes $1.5 million in American Rescue Plan Act (ARPA)-sourced funding to cover the acquisition or mobilization of aircraft, fuel, and equipment; staffing; flight crews; training; travel costs; consultants; real estate and other costs. When this funding was received, it was recorded as deferred income liability and is subsequently recognized as income ratably over the life of the agreement. The incentive income is included in Other Income, net in the Consolidated Statement of Operations.

Investments in Unconsolidated Entities
Investments in Unconsolidated Entities
The Company accounts for the investments in its unconsolidated entities under the equity method. The Company’s share of earnings (losses) in the unconsolidated entities is included in equity in earnings of equity method investees and equity in earnings (losses) of non-economic
ownership interests in the Company’s Condensed Consolidated Statements of Operations. The Company records losses of the unconsolidated entities only to the extent of its investment unless there is an obligation to provide further financial support for the investee. All equity in earnings (losses) of the non-economic
ownership interests is allocated to net income attributable to noncontrolling interests. The Company evaluates its equity method investments for impairment when events or changes in circumstances indicate that the fair value of the investment is less than the carrying value and the investment may be other-than-temporarily impaired. An impairment loss is required to be recognized if the impairment is deemed to be other than temporary. Investments that are other-than-temporarily impaired are written down to their estimated fair value and cannot subsequently be written back up for increases in estimated fair value.

Revision to previously issued financial statements
Revision to previously issued financial statements
The Company collects deposits from certain corporate customers that can be used in the future for the purchase of passenger tickets. These credits do not have an expiration date.
During the quarter ended March 31, 2023, the Company identified an error in the accounting for customer deposits, resulting in an overstatement of revenues for the three and six months ended June 30, 2022 and an understatement of the associated deferred revenue balance at December 31, 2022 and including opening retained earnings as of January 1, 2021 related to errors in periods prior to 2021.
The Company revised its consolidated balance sheet as of December 31, 2022 and the consolidated statements of operations, changes in redeemable convertible preferred shares and stockholders’ equity (deficit), and cash flows for the three and six months ended June 30, 2022, as well as related footnote disclosures to correct this error.

The following table presents the effects of the revision on the Company’s previously reported consolidated statement of operations for the six months ended June 30, 2022 (in thousands):

	As Previously Reported	Adjustment Related to Deferred Revenue	As Revised
Revenues	$36,521	$(166)	$36,355
Operating loss	(1,631)	(166)	(1,797)
Loss before income taxes	(2,165)	(166)	(2,331)
Net loss including noncontrolling interest	(2,171)	(166)	(2,337)
Net loss attributable to common shareholders	(2,171)	(166)	(2,337)
The adjustment related to the consolidated statement of operations for the three months ended June 30, 2022 was immaterial.
The following table presents the effect of the revision on the Company’s consolidated balance sheet as of December 31, 2022 (in thousands):

	As Previously Reported	Adjustment	As Revised
Deferred revenue	$5,404	$856	$6,260
Current liabilities	26,654	856	27,510
Total liabilities	65,133	856	65,989
Accumulated deficit	(9,723)	(856)	(10,579)
Total stockholders’ deficit	(542)	(856)	1,398
The following table presents the effect of the revision on the Company’s consolidated statement of cash flows for the six months ended June 30, 2022 (in thousands):

	As Previously Reported	Adjustment	As Revised
Net loss including noncontrolling interests	$(2,171)	$(166)	$(2,337)
Deferred revenue	1,913	166	2,079
Cash flows from operating activities	427	—	427
The error corrections as of December 31, 2021 also contain a $0.5 million adjustment to opening accumulated deficit.